PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2024 and 2023, property, equipment and software consist of:

	December 31,
	2024	2023
Office buildings	$3,831,577	$3,944,905
Electronic equipment, furniture and fixtures	2,966,868	2,723,306
Media display equipment	904,646	1,081,589
Purchased software	8,149,803	6,729,225
	15,852,894	14,479,025
Less: accumulated depreciation	(10,298,566)	(7,801,541)
Property, equipment and software, net	$5,554,328	$6,677,484